Components of Change in Projected Benefit Obligation and Change in Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Change in projected benefit obligation:
Benefit obligation, beginning balance	$ 1,485.6	$ 1,324.8
Service cost	45.5	37.5
Interest cost	81.6	76.5
Benefits paid	(59.5)	(56.2)
Actuarial loss	259.1	99.7
Currency translation and other	(7.5)	0.4
Participant contributions	3.3	2.9
Projected benefit obligation, ending balance	1,808.1	1,485.6
Change in plan assets:
Fair value of plan assets, beginning balance	1,445.4	1,276.3
Employer contributions	84.7	61.8
Actual return on plan assets	79.0	162.6
Benefits paid	(59.5)	(56.2)
Currency translation and other	(3.0)	(2.0)
Participant contributions	3.3	2.9
Fair value of plan assets, ending balance	1,549.9	1,445.4
Funded status,ending balance	(258.2)	(40.2)
Other noncurrent assets	0.4	47.1
Other liabilities	(258.6)	(87.3)
Accumulated other comprehensive loss:
Actuarial loss	469.3	302.8
Prior service cost	8.3	9.0
Net initial transition amount	$ 0.5	$ 0.6